Hybrid Bonds	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Hybrid Bonds
25.	Hybrid Bonds

(a)	POSCO FUTURE M CO., LTD, a subsidiary of the Company, issued hybrid bonds for the year ended December 31, 2024. Material matters are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2023		2024
Hybrid bond(*1)	2024-12-18	2054-12-18	4.64	￦	—	600,000

(*1)	Details of issuance of hybrid bonds are as follows:

KRW Hybrid bond
Maturity date	30 years (The issuer has a right to extend the maturity date)

Interest rate	Issue date ~ 2031-12-18 : 4.64% Reset every year: additionally +0.75% according to Step-up clauses

Interest payments condition	Quarterly (The issuer may defer interest payments except in cases where it resolves to pay dividends or repays pari passu debt and subordinated debt)

Others	The issuer can call the hybrid bond 5 years after issuance

(b)
The hybrid bonds can be redeemed after a certain period has elapsed since the issuance date, and its maturity can be extended under the same conditions on the maturity date. Additionally, as interest payments can be deferred, it is deemed that the issuer has an unconditional right to avoid delivering cash or other financial assets to settle the contractual obligation. Accordingly, the Company has classified this bond as equity.

(c)	The controlling company, acquired ￦ 500,000 million out of the ￦ 600,000 million hybrid bonds issued by POSCO FUTURE M CO., LTD.